BORROWINGS - MARKET RISK (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest rate sensitivity
Borrowings	R 24,504.7	R 25,649.5	R 8,973.8
Interest rate risk
Interest rate sensitivity
Amount exposed to risk	24,498.9	25,644.5	8,971.1
Change in interest expense for downward change by 1.5% in interest rate	167.7	132.5
Change in interest expense for downward change by 1% in interest rate	111.8	88.4
Change in interest expense for downward change by 0.5% in interest rate	55.9	44.2
Change in interest expense for upward change by 0.5% in interest rate	(55.9)	(44.2)
Change in interest expense for upward change by 1% in interest rate	(111.8)	(88.4)
Change in interest expense for upward change by 1.5% in interest rate	(167.7)	(132.5)
JIBAR | Interest rate risk
Interest rate sensitivity
Amount exposed to risk	6,322.0	6,015.1	5,849.5
Change in interest expense for downward change by 1.5% in interest rate	88.5	83.0
Change in interest expense for downward change by 1% in interest rate	59.0	55.4
Change in interest expense for downward change by 0.5% in interest rate	29.5	27.7
Change in interest expense for upward change by 0.5% in interest rate	(29.5)	(27.7)
Change in interest expense for upward change by 1% in interest rate	(59.0)	(55.4)
Change in interest expense for upward change by 1.5% in interest rate	(88.5)	(83.0)
LIBOR | Interest rate risk
Interest rate sensitivity
Amount exposed to risk	3,871.6	2,674.6	R 3,121.6
Change in interest expense for downward change by 1.5% in interest rate	79.2	49.5
Change in interest expense for downward change by 1% in interest rate	52.8	33.0
Change in interest expense for downward change by 0.5% in interest rate	26.4	16.5
Change in interest expense for upward change by 0.5% in interest rate	(26.4)	(16.5)
Change in interest expense for upward change by 1% in interest rate	(52.8)	(33.0)
Change in interest expense for upward change by 1.5% in interest rate	R (79.2)	R (49.5)
Minimum | Interest rate risk
Interest rate sensitivity
Debt term	1 month
Maximum | Interest rate risk
Interest rate sensitivity
Debt term	3 months